Expense Example - Cantor Fitzgerald Commodity Return Strategy Fund	Apr. 07, 2026 USD ($)
Cantor Fitzgerald Commodity Return Strategy Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 577
Expense Example, with Redemption, 3 Years	803
Expense Example, with Redemption, 5 Years	1,048
Expense Example, with Redemption, 10 Years	1,747
Cantor Fitzgerald Commodity Return Strategy Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	577
Expense Example, with Redemption, 5 Years	996
Expense Example, with Redemption, 10 Years	2,165
Cantor Fitzgerald Commodity Return Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	$ 1,044